Off Balance sheet commitments and lease contracts (Tables)	12 Months Ended
Dec. 31, 2017
Off Balance sheet commitments and lease contracts
Schedule of off balance sheet commitments and lease contracts

	Maturity and installments
As of December 31, 2017		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	39,544	—	19,540	20,004
Current portion of non-current debt obligations net of hedging instruments (Note 15)	4,646	4,646	—	—
Finance lease obligations (Note 13.2)	1,156	39	261	856
Asset retirement obligations (Note 12)	12,240	485	2,165	9,590
Contractual obligations recorded in the balance sheet	57,586	5,170	21,966	30,450
Operating lease obligations (Note 13.2)	6,441	1,401	2,886	2,153
Purchase obligations	86,366	8,605	23,917	53,844
Contractual obligations not recorded in the balance sheet	92,807	10,006	26,803	55,998
Total of contractual obligations	150,393	15,176	48,769	86,448

Guarantees given for excise taxes	2,073	1,938	29	106
Guarantees given against borrowings	16,080	411	10,607	5,062
Indemnities related to sales of businesses	341	120	61	160
Guarantees of current liabilities	321	91	109	121
Guarantees to customers / suppliers	4,180	1,100	268	2,812
Letters of credit	2,965	2,680	102	183
Other operating commitments	17,431	1,165	637	15,629
Total of other commitments given	43,391	7,505	11,813	24,073

Mortgages and liens received	89	23	26	40
Sales obligations	67,014	6,263	21,513	39,238
Other commitments received	7,398	3,549	1,111	2,738
Total of commitments received	74,501	9,835	22,650	42,016

Of which commitments given relating to joint ventures	36,847	160	12,225	24,462
Of which commitments given relating to associates	20,629	580	5,991	14,058

	Maturity and installments
As of December 31, 2016		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	41,848	—	18,449	23,399
Current portion of non-current debt obligations net of hedging instruments (Note 15)	4,614	4,614	—	—
Finance lease obligations (Note 13.2)	319	8	103	208
Asset retirement obligations (Note 12)	12,665	685	2,269	9,711
Contractual obligations recorded in the balance sheet	59,446	5,307	20,821	33,318
Operating lease obligations (Note 13.2)	6,478	1,582	2,953	1,943
Purchase obligations	105,208	10,898	20,570	73,740
Contractual obligations not recorded in the balance sheet	111,686	12,480	23,523	75,683
Total of contractual obligations	171,132	17,787	44,344	109,001

Guarantees given for excise taxes	1,887	1,740	58	89
Guarantees given against borrowings	14,666	215	664	13,787
Indemnities related to sales of businesses	375	158	59	158
Guarantees of current liabilities	391	89	99	203
Guarantees to customers / suppliers	3,997	1,038	225	2,734
Letters of credit	1,457	1,215	81	161
Other operating commitments	3,592	1,319	409	1,864
Total of other commitments given	26,365	5,774	1,595	18,996

Mortgages and liens received	77	20	19	38
Sales obligations	82,756	7,331	21,356	54,069
Other commitments received	6,799	3,133	1,124	2,542
Total of commitments received	89,632	10,484	22,499	56,649

Of which commitments given relating to joint ventures	48,257	61	3,211	44,985
Of which commitments given relating to associates	21,959	603	3,265	18,091

	Maturity and installments
As of December 31, 2015		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	42,950	—	19,448	23,502
Current portion of non-current debt obligations net of hedging instruments (Note 15)	4,518	4,518	—	—
Finance lease obligations (Note 13.2)	336	41	81	214
Asset retirement obligations (Note 12)	13,314	707	2,117	10,490
Contractual obligations recorded in the balance sheet	61,118	5,266	21,646	34,206
Operating lease obligations (Note 13.2)	5,973	1,430	2,825	1,718
Purchase obligations	123,968	14,728	24,612	84,628
Contractual obligations not recorded in the balance sheet	129,941	16,158	27,437	86,346
Total of contractual obligations	191,059	21,424	49,083	120,552

Guarantees given for excise taxes	2,982	2,604	57	321
Guarantees given against borrowings	12,872	3,553	547	8,772
Indemnities related to sales of businesses	371	109	103	159
Guarantees of current liabilities	501	102	229	170
Guarantees to customers / suppliers	4,405	1,364	194	2,847
Letters of credit	1,081	785	45	251
Other operating commitments	3,655	1,586	248	1,821
Total of other commitments given	25,867	10,103	1,423	14,341

Mortgages and liens received	359	23	7	329
Sales obligations	72,278	7,889	24,589	39,800
Other commitments received	7,158	2,602	1,601	2,955
Total of commitments received	79,795	10,514	26,197	43,084

Of which commitments given relating to joint ventures	46,178	544	2,925	42,709

Schedule of future minimum lease payments on operating and finance leases

For the year ended December 31, 2017
(M$)	Operating leases	Finance leases
2018	1,401	76
2019	988	67
2020	814	67
2021	623	65
2022	462	65
2023 and beyond	2,153	864
Total minimum payments	6,441	1,204
Less financial expenses		(48)
Nominal value of contracts		1,156
Less current portion of finance lease contracts		(39)
Non-current finance lease liabilities		1,117

For the year ended December 31, 2016
(M$)	Operating leases	Finance leases
2017	1,582	24
2018	1,054	26
2019	777	44
2020	687	27
2021	435	25
2022 and beyond	1,943	247
Total minimum payments	6,478	393
Less financial expenses		(74)
Nominal value of contracts		319
Less current portion of finance lease contracts		(8)
Non-current finance lease liabilities		311

For the year ended December 31, 2015
(M$)	Operating leases	Finance leases
2016	1,430	57
2017	1,049	23
2018	784	23
2019	550	23
2020	442	23
2021 and beyond	1,718	242
Total minimum payments	5,973	391
Less financial expenses		(55)
Nominal value of contracts		336
Less current portion of finance lease contracts		(41)
Non-current finance lease liabilities		295